Leases (Tables)	12 Months Ended
Jun. 27, 2015
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Agreement

term. As of June 27, 2015, subsidiaries of the Company are obligated under non-cancelable operating lease agreements to make future minimum lease payments as follows:

(In millions)
2016	$83.8
2017	74.6
2018	66.9
2019	57.4
2020	47.3
Thereafter	75.9

Total minimum lease payments	$405.9